Related Party Transactions (Details) $ in Thousands				12 Months Ended
	Mar. 08, 2023 shares	Feb. 10, 2023 USD ($)	Dec. 19, 2022 USD ($)	Dec. 31, 2024 USD ($) vessel floating_storage_unit	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2018	Sep. 30, 2018
Related Party Transactions [Abstract]
Proceeds from Contributed Capital						$ 6,000
Stock Issued During Period, Shares, New Issues | shares	11,383,543
Related Party Transaction [Line Items]
Voyage revenues				$ 710,744	$ 726,791	624,480
Operating Costs and Expenses				230,896	232,660	192,149
Time-charter hire expenses				8,237	8,777	9,396
General and administrative expenses				(29,088)	(30,911)	(25,470)
Restructuring charges (notes 12a and 17)				0	0	(2,651)
Equity income (note 7)				$ 122,279	$ 149,006	118,432
Number of vessels | vessel				15	10
Proceeds from Contributed Capital						6,000
Number of newbuildings on order (partially paid for) | vessel				2
Limited Liability Company
Related Party Transactions [Abstract]
Proceeds from Contributed Capital		$ 86,200	$ 129,300
Related Party Transaction [Line Items]
Proceeds from Contributed Capital		$ 86,200	$ 129,300
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				9	9
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Bahrain Spirit
Related Party Transaction [Line Items]
Term of charter contract (in years)							21 years	21 years
Number of vessels | floating_storage_unit				1
Advances to affiliates
Related Party Transaction [Line Items]
Voyage revenues				$ 132,305	$ 119,098	114,592
Time-charter hire expenses				0	0	9,396
Restructuring charges (notes 12a and 17)				0		(2,700)
Equity income (note 7)				2,423	2,417	2,417
Advances to affiliates | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Equity income (note 7)				$ 2,400	2,400	2,400
Advances to affiliates | Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer				$ 80,300	78,800	74,700
Advances to affiliates | Bahrain LNG Joint Venture | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer				20,800	10,500	10,900
Advances to affiliates | Bahrain LNG Joint Venture | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues				$ 31,200	$ 29,800	$ 29,000